Consolidated Statements Of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Cash flows from operating activities
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	11,750	1,105,109	1,067,830	1,175,573
Provision for doubtful accounts and credit losses	291	27,367	9,623	4,140
Pension and severance costs, less payments	(217)	(20,429)	16,711	(23,414)
Losses on disposal of fixed assets	343	32,221	33,528	36,214
Unrealized losses on available-for-sale securities, net	22	2,104	53,831	7,915
Deferred income taxes	1,701	160,008	6,395	85,710
Equity in earnings of affiliated companies	(2,461)	(231,519)	(197,701)	(215,016)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	(1,789)	(168,260)	(585,464)	421,423
(Increase) decrease in inventories	537	50,483	(344,923)	51,808
(Increase) decrease in other current assets	(500)	(47,033)	(180,529)	38,307
Increase (decrease) in accounts payable	(2,225)	(209,284)	756,363	(406,210)
Increase (decrease) in accrued income taxes	235	22,127	20,943	(40,629)
Increase in other current liabilities	2,978	280,083	316,366	239,319
Other	3,879	364,857	111,160	183,384
Net cash provided by operating activities	26,064	2,451,316	1,452,435	2,024,009
Cash flows from investing activities
Additions to finance receivables	(106,379)	(10,004,928)	(8,333,248)	(8,438,785)
Collection of finance receivables	96,364	9,063,011	8,007,711	7,934,364
Proceeds from sales of finance receivables	424	39,845	53,999	69,576
Additions to fixed assets excluding equipment leased to others	(9,086)	(854,561)	(723,537)	(629,326)
Additions to equipment leased to others	(11,904)	(1,119,591)	(808,545)	(1,061,865)
Proceeds from sales of fixed assets excluding equipment leased to others	417	39,191	36,633	51,342
Proceeds from sales of equipment leased to others	5,672	533,441	431,313	486,695
Purchases of marketable securities and security investments	(36,283)	(3,412,423)	(3,173,634)	(4,421,807)
Proceeds from sales of marketable securities and security investments	374	35,178	162,160	189,037
Proceeds upon maturity of marketable securities and security investments	28,005	2,633,913	2,694,665	3,527,119
Payment for additional investments in affiliated companies, net of cash acquired	172	16,216	(147)	(299)
Changes in investments and other assets, and other	36	3,396	209,972	177,605
Net cash used in investing activities	(32,188)	(3,027,312)	(1,442,658)	(2,116,344)
Cash flows from financing activities
Proceeds from issuance of long-term debt	33,931	3,191,223	2,394,807	2,931,436
Payments of long-term debt	(28,518)	(2,682,136)	(2,867,572)	(2,489,632)
Increase in short-term borrowings	2,139	201,261	311,651	162,260
Dividends paid	(2,020)	(190,008)	(156,785)	(141,120)
Purchase of common stock, and other	(458)	(43,098)	(37,448)	(28,617)
Net cash provided by (used in) financing activities	5,074	477,242	(355,347)	434,327
Effect of exchange rate changes on cash and cash equivalents	1,466	137,851	(55,939)	(127,029)
Net increase (decrease) in cash and cash equivalents	416	39,097	(401,509)	214,963
Cash and cash equivalents at beginning of year	17,854	1,679,200	2,080,709	1,865,746
Cash and cash equivalents at end of year	$ 18,270	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709